ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SMALL-CAP STOCK FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 94.9%
CONSUMER DISCRETIONARY 13.5%
Auto Components 0.4%
Strattec Security (1)(2)	190,600	8,478
TRW (2)	710,600	24,743
		33,221
Automobiles 0.0%
Winnebago	40,000	1,345
		1,345
Distributors 0.2%
Keystone Automotive (2)	475,000	16,008
		16,008
Diversified Consumer Services 1.3%
Bright Horizons Family Solutions (2)	208,426	7,868
Corinthian Colleges (2)	2,700,000	37,125
Matthews International, Class A	1,394,600	56,760
		101,753
Hotels, Restaurants & Leisure 3.0%
Applebee's	1,057,512	26,205
BJ's Restaurants (2)	756,300	15,981
CEC Entertainment (2)	464,000	19,275
Panera Bread, Class A (2)	550,000	32,483
PF Chang's China Bistro (2)	420,000	17,590
Red Robin Gourmet Burgers (1)(2)	827,500	32,123
Ruby Tuesday	400,800	11,463
Sonic (2)	1,976,625	44,039
Texas Roadhouse, Class A (2)	170,000	2,422
The Cheesecake Factory (2)	1,296,000	34,538
		236,119
Household Durables 1.3%
Jarden (2)	800,000	30,640
Meritage (2)	1,075,000	34,529
Standard Pacific	1,580,000	32,975
		98,144
Internet & Catalog Retail 0.4%
priceline.com (2)	570,000	30,358
		30,358
Leisure Equipment & Products 0.9%
Brunswick	785,200	25,009
MarineMax (2)	722,000	16,736
Polaris Industries	80,000	3,838
Pool	775,537	27,764
		73,347
Media 1.1%
Belo Corporation, Class A	1,273,100	23,769
Emmis Communications	644,300	5,438
Entercom Communications	458,500	12,920
Scholastic (2)	1,353,800	42,103
Young Broadcasting (2)	430,700	1,740
		85,970
Multiline Retail 0.3%
Big Lots (2)	745,000	23,304
		23,304
Specialty Retail 4.1%
AC Moore Arts & Crafts (2)	313,800	6,697
AnnTaylor Stores (2)	1,650,000	63,987
Borders Group	1,950,000	39,819
Christopher & Banks	923,950	17,989
Cost Plus (2)	950,000	9,500
Hibbett Sports (2)	900,000	25,731
Hot Topic (2)	1,750,000	19,425
J Crew Group (2)	172,500	6,929
Monro Muffler Brake (1)	875,000	30,713
The Finish Line, Class A	450,000	5,670
Tween Brands (2)	800,000	28,576
Zale (2)	1,150,000	30,337
Zumiez (2)	900,000	36,108
		321,481
Textiles, Apparel & Luxury Goods 0.5%
Under Armour (2)	283,162	14,526
Warnaco Group (2)	735,000	20,874
		35,400
Total Consumer Discretionary		1,056,450
CONSUMER STAPLES 1.4%
Food & Staples Retailing 1.2%
Casey's General Stores	1,640,000	41,016
Pantry (2)	785,000	35,498
Wild Oats Markets (2)	881,900	16,051
		92,565
Food Products 0.1%
ADM Cranberry (2)(3)	164	56
Makepeace (2)	164	1,640
Seneca Foods, Class A (2)	187,600	4,990
Seneca Foods, Class B (2)	72,000	2,020
		8,706
Personal Products 0.1%
Bare Escentuals (2)	155,000	5,560
		5,560
Total Consumer Staples		106,831
ENERGY 5.3%
Energy Equipment & Services 3.1%
FMC Technologies (2)	415,000	28,951
Hanover Compressor (2)	1,625,000	36,156
Hydril (2)	343,300	33,039
Input/Output (2)	1,400,000	19,292
Key Energy Services (2)	250,600	4,097
Seacor Holdings (2)	899,500	88,511
Union Drilling (2)	500,000	7,100
W-H Energy Services (2)	473,900	22,150
		239,296
Oil, Gas & Consumable Fuels 2.2%
Bill Barrett (2)	1,363,000	44,175
Forest Oil (2)	1,575,100	52,561
Foundation Coal Holdings	1,000,000	34,340
Geomet (2)	1,500,000	13,230
Mariner Energy (2)	1,649,728	31,559
		175,865

Total Energy		415,161
FINANCIALS 16.6%

Capital Markets 2.6%
Affiliated Managers Group (2)	550,000	59,593
FCStone Group (2)	83,850	3,129
Investors Financial Services	540,000	31,401
MarketAxess Holdings (2)	1,000,000	16,740
optionsXpress Holdings	600,000	14,124
Penson Worldwide (2)	935,200	28,234
Piper Jaffray Cos (2)	766,700	47,489
		200,710
Commercial Banks 6.6%
Boston Private Financial	750,000	20,940
Cascade Bancorp	1,000,000	25,940
Chittenden	2,010,187	60,688
Citizens Banking	1,613,500	35,755
Frontier Financial	655,550	16,356
Glacier Bancorp	1,745,130	41,953
Pinnacle Financial Partners (2)	650,000	19,831
Placer Sierra Bancshares	875,000	23,677
Preferred Bank Los Angeles California	300,000	11,763
Prosperity Bancshares	1,100,000	38,214
Provident Bankshares	952,078	31,285
Sandy Spring Bancorp	670,000	23,209
Seacoast Banking, Class A	800,000	18,136
Signature Bank (2)	625,000	20,337
Texas Capital Bancshares (2)	849,100	17,407
United Community Banks	250,000	8,198
Valley National Bancorp	1,595,311	40,282
WestAmerica	1,177,000	56,696
Western Alliance Bancorp (2)	50,000	1,552
Wintrust Financial	200,000	8,922
		521,141
Insurance 3.9%
Assured Guaranty	1,890,000	51,635
Bristol West Holdings	1,450,000	32,147
Employers Holdings (2)	376,000	7,528
First Mercury Financial (2)	126,000	2,589
Infinity Property & Casualty (1)	998,900	46,808
Markel (2)	110,000	53,331
National Financial Partners	338,000	15,856
Ohio Casualty	2,495,700	74,746
Selective Insurance	800,000	20,368
		305,008
Real Estate Investment Trusts (REITs) 2.4%
DiamondRock Hospitality, REIT	912,300	17,333
EastGroup Properties, REIT	887,600	45,294
Equity Lifestyle Properties, REIT	275,000	14,853
Essex Property Trust, REIT	100,000	12,948
LaSalle Hotel Properties, REIT	495,400	22,967
Parkway Properties, REIT	399,700	20,884
PS Business Parks, REIT	400,000	28,208
Washington SBI, REIT	790,000	29,562
		192,049
Thrifts & Mortgage Finance 1.1%
First Niagara Financial	3,050,000	42,426
NewAlliance Bancshares	2,525,000	40,930
		83,356

Total Financials		1,302,264
HEALTH CARE 14.3%

Biotechnology 3.4%
Alexion Pharmaceutical (2)	375,000	16,215
Alkermes (2)	938,700	14,493
Altus Pharmaceuticals (2)	200,000	3,044
Amylin Pharmaceuticals (2)	430,000	16,065
Cephalon (2)	353,517	25,174
Cubist Pharmaceuticals (2)	947,200	20,905
Cytokinetics (2)	300,000	2,088
deCode genetics (2)	683,703	2,495
Incyte (2)	1,625,000	10,709
InterMune (2)	1,250,000	30,825
Martek Biosciences (2)	800,800	16,512
Memory Pharmaceuticals (2)	366,000	615
Myriad Genetics (2)	1,000,000	34,460
Neurocrine Biosciences (2)	437,500	5,469
ONYX Pharmaceuticals (2)	375,000	9,315
Rigel Pharmaceuticals (2)	648,400	7,042
Senomyx (2)	600,000	7,428
Tercica (2)	660,700	3,872
Theravance (2)	279,800	8,254
Trimeris (2)	500,000	3,440
Vertex Pharmaceuticals (2)	900,000	25,236
		263,656
Health Care Equipment & Supplies 4.6%
Analogic	434,500	27,321
DJO (2)	668,000	25,317
Edwards Lifesciences (2)	589,900	29,908
Greatbatch (2)	707,600	18,044
Home Diagnostics (2)	300,000	3,240
Integra LifeSciences (2)	1,251,000	57,021
Northstar Neuroscience (2)	325,000	4,160
NuVasive (2)	550,000	13,062
NxStage Medical (2)	900,000	11,988
ResMed (2)	1,515,000	76,311
Stereotaxis (2)	750,000	8,925
Steris	1,000,100	26,563
Thoratec (2)	1,475,000	30,827
Wright Medical Group (2)	1,350,000	30,091
		362,778
Health Care Providers & Services 4.8%
AMERIGROUP (2)	560,000	17,024
Animal Health International (2)	337,000	4,074
Centene (2)	1,350,000	28,337
HealthExtras (2)	1,071,000	30,823
Henry Schein (2)	1,080,000	59,594
LifePoint Hospitals (2)	1,300,000	49,686
Odyssey Healthcare (2)	190,000	2,495
Sunrise Senior Living (1)(2)	2,738,200	108,214
Symbion (2)	1,000,000	19,610
United Surgical Partners International (2)	1,627,500	50,143
Visicu (2)	43,000	335
VistaCare, Class A (2)	464,800	4,044
		374,379
Life Sciences Tools & Services 0.2%
Exelixis (2)	1,220,000	12,127
Nektar Therapeutics (2)	175,100	2,287
		14,414
Pharmaceuticals 1.3%
Alexza Pharmaceuticals (2)	250,000	3,215
Cadence Pharmaceuticals (2)	206,000	3,049
Inspire Pharmaceuticals (2)	1,220,000	6,954
Medicines Company (2)	600,000	15,048
Medicis Pharmaceutical, Class A	1,200,000	36,984
Noven Pharmaceuticals (2)	986,300	22,882
Xenoport (2)	550,000	15,323
		103,455
Total Health Care		1,118,682
INDUSTRIALS & BUSINESS SERVICES 19.0%
Aerospace & Defense 2.3%
Argon St (2)	450,000	11,907
Armor Holdings (2)	1,077,300	72,535
Moog, Class A (2)	1,025,000	42,691
Teledyne Technologies (2)	1,500,000	56,160
		183,293
Air Freight & Logistics 1.1%
EGL (2)	1,222,300	48,439
Pacer International	285,000	7,678
UTi Worldwide	1,102,800	27,107
		83,224
Airlines 0.4%
AirTran (2)	1,725,900	17,725
Frontier Airlines Holdings (2)	710,000	4,267
Midwest Air Group (2)	500,000	6,755
		28,747
Building Products 0.2%
Simpson Manufacturing	500,000	15,420
		15,420
Commercial Services & Supplies 3.5%
American Reprographics (2)	500,000	15,395
Angelica (1)	700,000	19,278
G & K Services, Class A	962,700	34,927
Kforce (2)	1,261,200	17,367
LECG (1)(2)	1,250,000	18,100
Multi-Color (1)	475,000	16,658
Pike Electric (2)	698,000	12,620
Resources Global Professionals (2)	1,520,000	48,625
Ritchie Bros Auctioneers	679,500	39,764
Synagro Technologies	1,175,000	6,698
Waste Connections (2)	1,575,000	47,155
		276,587
Construction & Engineering 0.4%
Infrasource Services (2)	617,600	18,855
Insituform Technologies (2)	698,100	14,514
		33,369
Electrical Equipment 2.9%
Baldor Electric (1)	1,818,400	68,626
Belden CDT	1,220,000	65,380
Franklin Electric	360,000	16,740
Smith AO	1,745,700	66,721
Woodward Governor	269,100	11,079
		228,546
Machinery 5.6%
3-D Systems (2)	494,400	10,832
Accuride (2)	1,498,300	21,875
Actuant, Class A	1,053,600	53,533
Cascade	405,000	24,251
ESCO Technologies (2)	975,000	43,699
Graco	1,020,000	39,943
Harsco	1,859,200	83,404
IDEX	406,950	20,706
Lindsay (1)	850,000	27,022
RBC Bearings (1)(2)	1,036,400	34,647
Toro	1,520,000	77,885
		437,797
Road & Rail 0.7%
Heartland Express	533,448	8,471
Knight Transportation	2,035,800	36,278
Ryder System	280,000	13,815
		58,564
Trading Companies & Distributors 1.9%
Applied Industrial Technologies	2,100,000	51,534
Electro Rent (2)	564,300	8,126
H&E Equipment Services (2)	1,365,000	29,348
Interline Brands (2)	1,145,000	25,098
NuCo2 (1)(2)	900,000	22,698
Transdigm Group (2)	308,600	11,227
		148,031

Total Industrials & Business Services		1,493,578
INFORMATION TECHNOLOGY 18.7%

Communications Equipment 1.0%
Acme Packet (2)	145,000	2,143
ADTRAN	1,050,000	25,567
Finisar (2)	7,750,000	27,125
IXIA (2)	975,000	9,068
Optium (2)	312,900	6,073
Tekelec (2)	416,700	6,213
		76,189
Computers & Peripherals 1.7%
Emulex (2)	1,050,000	19,205
Intermec (2)	500,000	11,170
Neoware (2)	578,500	5,825
Palm (2)	3,000,000	54,390
Synaptics (2)	500,000	12,790
Xyratex (2)	1,200,000	28,644
		132,024
Electronic Equipment & Instruments 2.4%
Cogent (2)	312,000	4,196
DTS (2)	575,000	13,932
Global Imaging Systems (2)	192,800	3,760
IPG Photonics (2)	303,900	5,835
KEMET (2)	1,600,000	12,240
Littelfuse (2)	755,000	30,653
Measurement Specialties (2)	10,000	226
Methode Electronics	829,700	12,255
MTS Systems	900,000	34,956
National Instruments	600,000	15,738
Newport (2)	789,600	12,926
Orbotech (2)	775,000	17,073
Plexus (2)	325,000	5,574
Scansource (2)	624,200	16,753
		186,117
Internet Software & Services 1.5%
24/7 Media (2)	2,050,000	16,462
Bankrate (2)	600,000	21,144
CNET Networks (2)	3,012,600	26,240
Digital River (2)	531,400	29,360
Websense (2)	950,000	21,840
WebSideStory (2)	400,000	5,180
		120,226
IT Services 1.7%
CACI International, Class A (2)	600,000	28,116
Global Payments	1,176,000	40,054
Heartland Payment Systems	500,000	11,820
MPS Group (2)	2,471,800	34,976
RightNow Technologies (2)	1,384,000	22,670
		137,636
Semiconductor & Semiconductor Equipment 5.7%
Advanced Analogic Technologies (2)	1,800,000	11,844
AMIS Holdings (2)	600,000	6,570
Atheros Communications (2)	550,000	13,161
ATMI (2)	273,500	8,361
Brooks-Pri Automation (2)	1,145,000	19,637
Cabot Microelectronics (2)	430,000	14,409
Conexant Systems (2)	14,500,000	23,925
Cymer (2)	650,000	27,007
Diodes (2)	910,000	31,713
Entegris (2)	3,752,372	40,150
Exar (2)	1,163,000	15,398
FEI (2)	1,200,000	43,272
Lattice Semiconductor (2)	2,168,800	12,687
Mattson Technology (2)	1,225,000	11,148
MKS Instruments (2)	690,000	17,609
Nextest Systems (1)(2)	940,000	13,160
ON Semiconductor (2)	262,100	2,338
PDF Solutions (1)(2)	1,400,000	15,806
Power Integrations (2)	795,000	18,007
Semitool (2)	650,000	8,450
Semtech (2)	1,764,000	23,779
Silicon Laboratories (2)	800,000	23,936
Standard Microsystems (2)	880,600	26,894
Virage Logic (2)	400,000	2,908
Volterra Semiconductor (2)	700,000	9,142
Zarlink Semiconductor (2)	3,850,000	7,970
		449,281
Software 4.7%
Altiris (2)	620,000	20,404
Bottomline Technologies (2)	900,000	9,810
Catapult Communications (2)	468,600	4,564
FactSet Research Systems	1,100,000	69,135
Hyperion Solutions (2)	750,000	38,873
Jack Henry & Associates	2,970,100	71,431
Kronos (2)	225,000	12,038
Motive (2)	851,000	3,021
Progress Software (2)	900,000	28,080
Quest Software (2)	1,515,500	24,657
Red Hat (2)	856,700	19,644
SPSS (2)	536,400	19,364
THQ (2)	1,000,000	34,190
Wind River Systems (2)	1,300,000	12,922
		368,133

Total Information Technology		1,469,606
MATERIALS 2.4%

Chemicals 1.1%
Arch Chemicals	1,198,100	37,405
Ferro	1,050,000	22,690
MacDermid	330,000	11,507
Material Sciences (2)	691,100	6,897
Symyx Technologies (2)	575,000	10,189
		88,688
Containers & Packaging 0.2%
Chesapeake Corp.	710,000	10,721
Smurfit-Stone Container (2)	191,100	2,152
		12,873
Metals & Mining 1.1%
Adrian Steel (1)	13,000	4,875
Coal Creek	9,295	2,881
Gibraltar Industries	559,800	12,663
Lihir Gold (AUD) (2)	7,971,900	21,061
Meridian Gold (2)	1,700,000	43,401
		84,881
Total Materials		186,442
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.8%
Aruba Networks (2)	258,800	3,797
NTELOS (2)	750,000	14,415
Premiere Global Services (2)	1,120,000	12,566
Time Warner Telecom, Class A (2)	1,550,000	32,194
		62,972
Wireless Telecommunication Services 0.1%
SBA Communications (2)	400,000	11,820
		11,820
Total Telecommunication Services		74,792
TRUSTS & MUTUAL FUNDS 0.6%
Trusts & Mutual Funds 0.6%
iShares Russell 2000	600,000	47,706
Total Trusts & Mutual Funds		47,706
UTILITIES 2.2%
Electric Utilities 1.3%
Cleco	817,200	21,108
El Paso Electric (2)	701,200	18,477
Empire District Electronics	740,600	18,367
Unisource Energy	1,224,700	45,987
		103,939
Gas Utilities 0.7%
Chesapeake Utilities	55,200	1,708
SEMCO Energy (2)	800,000	6,096
Southwest Gas	1,250,000	48,588
		56,392
Independent Power Producers & Energy Traders 0.2%
Black Hills	400,000	14,708
		14,708
Total Utilities		175,039
Total Common Stocks (Cost $5,269,139)		7,446,551
SHORT-TERM INVESTMENTS 5.2%
Money Market Funds 5.1%
T. Rowe Price Reserve Investment Fund, 5.37% (1)(4)	396,545,282	396,545
		396,545
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.92%, 6/21/07 (5)	9,000,000	8,901
		8,901
Total Short-Term Investments (Cost $405,446)		405,446
Total Investments in Securities
100.1% of Net Assets (Cost $5,674,585)		$7,851,997

†	Denominated in U.S. dollars unless otherwise noted
(1)	Affiliated Companies
(2)	Non-income producing
(3)	Restricted security
(4)	Seven-day yield
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2007.
AUD	Australian Dollar
REIT	Real Estate Investment Trust

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income‡	3/31/07	12/31/06
Adrian Steel	$-	$-	$13	$4,875	$5,044
Angelica	-	-	77	19,278	18,060
Arch Chemicals++	-	-	-	-	39,909
Baldor Electric	-	-	309	68,626	60,771
Infinity Property &
Casualty	-	-	90	46,808	48,337
LECG	-	-	-	18,100	23,100
Lindsay	-	1,707	55	27,022	30,071
Monro Muffler Brake	-	-	61	30,713	30,712
Multi-Color	992	-	24	16,658	14,618
Nextest Systems	-	-	-	13,160	10,594
NuCo2	-	-	-	22,698	22,131
PDF Solutions	-	-	-	15,806	20,230
Pinnacle Financial
Partners++	-	-	-	-	21,567
Piper Jaffray Cos++	-	-	-	-	51,905
RBC Bearings	-	-	-	34,647	29,703
Red Robin Gourmet
Burgers	-	-	-	32,123	29,666
Strattec Security	-	-	-	8,478	8,882
Sunrise Senior Living	-	-	-	108,214	84,118
T. Rowe Price Reserve
Investment Fund,
5.37%	¤	¤	5,746	396,545	475,497
Totals			$6,375	$863,751	$1,024,915

‡	Includes dividend income of $6,375 and no interest income.
++	The issuer was not considered an affiliate company at any time during 2007.
¤	Purchase and sale information not shown for cash management funds.

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $56 and represents 0.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
ADM Cranberry	6/30/00	$0
Totals		$0

The fund has registration rights for certain restricted securities held as of March 31, 2007. Any costs related to such registration are borne by the issuer.

Open Futures Contracts at March 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 463 Russell 2000 Index Futures
contracts, $8,300 par of 4.92% U.S.
Treasury Bills pledged as initial margin	6/07	$187,052	$5,734
Net payments (receipts) of variation
margin to date			(4,877)
Variation margin receivable (payable)
on open futures contracts			$857

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Stock Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $5,674,585,000. Net unrealized gain aggregated $2,183,146,000 at period-end, of which $2,458,778,000 related to appreciated investments and $275,632,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

For the period ended March 31, 2007, total realized gain/loss on all affiliated companies was $579,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007